Restricted Cash (Tables)	3 Months Ended
Mar. 31, 2020
Restricted Cash
Schedule of restricted cash

The following table provides the components of restricted cash (in thousands):

	March 31,	December 31,
	2020	2019
First Lien agreement restricted cash - Note 8	$2,929	$3,270
Asset retirement obligation surety bonds (collateralized obligation)	39,595	39,477
Total	$42,524	$42,747